Fair Value Measurements - Plan's fair value hierarchy for Master Trust's assets and the Plan's assets held outside of the Master Trust measured at fair value (Details) - 401(k) Retirement Savings Account Plan - USD ($)
$ in Thousands
	Dec. 31, 2025	Dec. 31, 2024
Fair Value Measurements
Total investments in Master Trust measured at fair value	$ 10,453,772	$ 9,034,881
Corporate Stock held outside of Master Trust	1,512,735	1,648,509
Total
Fair Value Measurements
Total investments in Master Trust measured at fair value	10,511,542	9,092,939
Corporate Stock held outside of Master Trust	1,512,735	1,648,509
Total | Cash and Cash Equivalents
Fair Value Measurements
Total investments in Master Trust measured at fair value	2,984	15,910
Total | Corporate Stocks
Fair Value Measurements
Total investments in Master Trust measured at fair value	466,817	1,249,670
Total | Corporate Bonds
Fair Value Measurements
Total investments in Master Trust measured at fair value	940,118	132,997
Total | Collective Trusts/Comingled Funds
Fair Value Measurements
Total investments in Master Trust measured at fair value	9,101,623	7,694,362
Level 1
Fair Value Measurements
Total investments in Master Trust measured at fair value	469,801	1,265,580
Corporate Stock held outside of Master Trust	1,512,735	1,648,509
Level 1 | Cash and Cash Equivalents
Fair Value Measurements
Total investments in Master Trust measured at fair value	2,984	15,910
Level 1 | Corporate Stocks
Fair Value Measurements
Total investments in Master Trust measured at fair value	466,817	1,249,670
Level 2
Fair Value Measurements
Total investments in Master Trust measured at fair value	940,118	132,997
Level 2 | Corporate Bonds
Fair Value Measurements
Total investments in Master Trust measured at fair value	940,118	132,997
NAV
Fair Value Measurements
Total investments in Master Trust measured at fair value	9,101,623	7,694,362
NAV | Collective Trusts/Comingled Funds
Fair Value Measurements
Total investments in Master Trust measured at fair value	$ 9,101,623	$ 7,694,362